Going Concern (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Going Concern (Textual)
Percentage of business acquired		100.00%
Accumulated deficit	$ (1,157,410)	$ (362,521)	$ (27,733)
Raised of common stock	$ 100,000	$ 2,600,000
Sale of common stock price	$ 0.75	$ 0.75